Share Capital - Stock Option Plans (Details)	May 23, 2024 shares € / shares	Jun. 22, 2022 shares € / shares	Jun. 30, 2024 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (in euro per share)			€ 0.03
OSA 2022-06 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of share options granted (in shares) | shares		410,500
Exercise price (in euros per share)		€ 4.16
Executive Board and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of share options granted (in shares) | shares	1,224,780
Par value per share (in euro per share)	€ 0.03
Exercise price (in euros per share)	€ 5.81
Maximum term of options granted for share-based payment arrangement	10 years
Executive Board and Employees | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of options granted for share-based payment arrangement	10 years